[TREE LEAVES GRAPHIC APPEARS HERE]


                                                                  CIGNA VARIABLE
                                                                  PRODUCTS MONEY
                                                                     MARKET FUND


________________________________________________________________________________


                                                               SEMIANNUAL REPORT
                                                                   JUNE 30, 2000







                                          [CIGNA TREE LOGO GRAPHIC APPEARS HERE]
                                                                           CIGNA

________________________________________________________________________________
                                                                               1



DEAR SHAREHOLDERS:

We are pleased to provide this report for CIGNA Variable Products Money Market Fund (the "Fund"), covering the six months ended June 30, 2000.

MARKET REVIEW
The Federal Reserve ("Fed") began the year on a strong note by raising the federal funds rate to 5.75% at the February meeting, and again to 6% at the March meeting. Consequently, at the beginning of the quarter, there had been five rate increases totaling 125 basis points since policy tightening began in May of 1999. Market expectation built in further rate increases by the Fed, which materialized in a further 50 basis point increase to 6.50% at the May 16 meeting and left the market feeling that more rate hikes were likely. However, by the end of June, evidence had built to indicate a more moderate economic tone and interest rates were left unchanged at the June 28 meeting. Economic indicators seem to be signaling we are close to the end of the tightening cycle, but market consensus is calling for another tightening at the August Federal Open Market Committee ("FOMC") meeting.

FUND ACTIVITY AND PERFORMANCE
On June 30, 2000, the portfolio composition was as follows: top-tier domestic commercial paper, 63.5%; top tier foreign commercial paper, 1.6%; and U.S. Government and Agencies, 34.5%. The Fund is well diversified.

The Fund's total return for the six months ended June 30, 2000 was 2.83%. By comparison, the Lipper Money Market Instrument Fund Average and three-month Treasury bills, as reported by Lehman Brothers (which does not include investment expenses), returned 2.66% and 2.79%, respectively, for the six months ended June 30, 2000. As of June 30, 2000, the Fund's annualized 7-day yield was 5.80%, and its weighted average portfolio maturity was 45 days.

OUTLOOK
Federal Reserve Chairman Alan Greenspan has cautioned that we could be close to the end of this tightening cycle. Market sentiment is building for another tightening at the next FOMC meeting on August 22. While market participants are still on the fence, the FOMC has two full sets of economic indicators to aid them in their decision.

Mr. Greenspan has stated on numerous occasions that new technology has sharply improved productivity, but his Humphrey Hawkins speech to Congress in late July should shed more light on his expectations for this current interest rate cycle.

The Fund succeeded in lengthening its average life versus the index. To achieve this goal, exposure was decreased in floating rate asset classes in the short-end, and additional exposure was selectively added to longer Agency and Corporate securities.

This portfolio structure will contribute to performance in the year ahead, and compliment what we expect will be a more stable interest rate environment. We will continue to focus on the developing trends in the U.S. economy as keys to further Fed action and adjust our strategy accordingly.


Sincerely,


/s/ Richard H. Forde

Richard H. Forde
PRESIDENT
CIGNA VARIABLE PRODUCTS MONEY MARKET FUND



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________________________________________________________________________________
CIGNA VARIABLE PRODUCTS MONEY MARKET FUND INVESTMENTS IN SECURITIES            2
JUNE 30, 2000  (UNAUDITED)

                                             PRINCIPAL   VALUE
                                               (000)     (000)
-----------------------------------------------------------------
COMMERCIAL PAPER - 63.5%
American Express Credit Corp, 6.48%, 7/6/00     $  700     $ 700
Assoc. Corp. of North America, 6.60%, 7/12/00      817       816
Bank of America, 7.12%, 6/15/01                    500       500
Bell Atlantic Financial Services, 6.58%,
   7/24/00                                       1,285     1,280
Deere, (John) Capital Corp., 6.52%, 7/10/00      1,000       999
duPont (E.I.) de Nemours & Co., 7.65%,
   4/19/01                                         500       500
Edison International, 6.57%, 7/5/00              1,405     1,404
Ford Motor Credit Co.,
   6.74%, 8/18/00*                                 750       750
   6.822%, 3/15/01                                 500       500
General Electric Capital  Corp.,   6.7%,
   7/10/00                                       1,245     1,243
General Mills, Inc., 6.57%, 7/19/00              1,235     1,231
Gap, Inc., 6.51%, 7/5/00                           977       977
General Motors Acceptance Corp., 6.34%,
   7/27/01*                                        500       500
Hubbell, Inc., 6.95%, 7/3/00                       960       960
Lucent Technologies, Inc., 6.51%, 7/11/00        1,285     1,283
Morgan, (J.P.) & Co, Inc.,
   6.5%, 7/10/00                                   559       559
   6.64%, 3/16/01*                                 500       500
Pfizer, Inc., 6.48%, 7/7/00                      1,130     1,129
PPG Industries, Inc., 6.52%, 7/14/00             1,259     1,256
Sherwin Williams Co.,  6.55%,   7/18/00            500       498
Sony Capital Corp., 6.62%, 7/6/00                  972       971
Teco Finance, Inc., 6.54%, 7/13/00               1,285     1,283
                                                        ---------
TOTAL COMMERCIAL PAPER                                    19,839
                                                        ---------

FOREIGN - 1.6%
Bass Finance (C.I.), 6.65%, 7/17/00                500       499
                                                        ---------
U.S. GOVERNMENT & AGENCIES - 34.5%
Federal Home Loan Banks,
   5.57%, 8/14/00                                  500       499
   6.13%, 10/04/00*                              1,600     1,600
   5.365%, 12/07/00                                500       498
   6.6%, 1/26/01                                   750       750
   6.75%,  3/01/01                                 200       200




                                            PRINCIPAL   VALUE
                                             (000)      (000)
----------------------------------------------------------------
Federal National Mortgage Assoc.,
   6.47%, 2/16/01                             $  250     $  250
   6.57%, 4/26/01                                500        499
   6.53%, 5/17/01*                               500        500
Student Loan Marketing Assoc.,
   6.494%, 8/03/00*                            1,000      1,000
   6.444%,  9/29/00*                           1,000      1,000
   6.552%, 10/04/00*                           1,000      1,000
   6.552%, 10/04/00                            1,500      1,501
   6.294%, 2/1/01*                               500        500
   6.284%, 2/21/01*                              500        500
   6.284%, 3/5/01*                               500        500
                                                       ---------
                                                        $10,797
                                                       ---------

TOTAL INVESTMENTS IN SECURITIES - 99.6%
   (Total Cost - $31,135)                                31,135
Cash and Other Assets, Less Liabilities - 0.4%              114
                                                       ---------

NET ASSETS - 100.0%                                     $31,249
                                                       =========



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CIGNA VARIABLE PRODUCTS MONEY MARKET FUND


TEN LARGEST POSITIONS (Unaudited)
                                                 (000)

 Student Loan Marketing Assoc.                 $ 6,000     19.2%
 Federal Home Loan Banks                         3,547     11.4%
 Edison International                            1,404      4.5%
 Lucent Technologies, Inc.                       1,283      4.1%
 Teco Finance, Inc.                              1,283      4.1%
 Bell Atlantic Financial Services                1,280      4.1%
 PPG Industries, Inc.                            1,256      4.0%
 Federal National Mortgage Assoc.                1,250      4.0%
 General Electric Capital Corp.                  1,243      4.0%
 General Mills, Inc.                             1,231      3.9%

---------------------------------------------------------------------

* Variable rate security. Rate is as of June 30, 2000.


The Notes to Financial Statements are an integral part of these statements.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS MONEY MARKET FUND                                      3

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)
(IN THOUSANDS)


ASSETS:
Investments in securities at value
    (Cost - $31,135)                                          $ 31,135
Cash on deposit with custodian                                       2
Interest receivable                                                168
Receivable from adviser                                              2
Investment for Trustees' deferred compensation plan                  4
                                                       ----------------
      TOTAL ASSETS                                              31,311
                                                       ----------------

LIABILITIES:
Distribution payable                                                15
Accrued advisory fees payable                                       13
Custodian fee payable                                               12
Accrued audit and legal fees payable                                 8
Administrative fees payable                                          7
Shareholders reports payable                                         3
Payable for Trustees' deferred compensation plan                     4
                                                       ----------------

      TOTAL LIABILITIES                                             62
                                                       ----------------

NET ASSETS (Equivalent to $1.00 per share
    based on 31,249 shares outstanding)                       $ 31,249
                                                       ================

COMPONENTS OF NET ASSETS:
Paid in capital                                               $ 31,249
Undistributed net investment income                                  -
Accumulated net realized gain on investments                         -
Unrealized appreciation of investments                               -
                                                       ----------------
NET ASSETS                                                    $ 31,249
                                                       ================



STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
(IN THOUSANDS)


INVESTMENT INCOME
INCOME:
    Interest                                                  $ 1,047
                                                          ------------

EXPENSES:
    Investment advisory fees                                       61
    Custodian fees                                                 21
    Administrative services                                        11
    Auditing and legal fees                                         7
    Shareholders reports                                            3
    Other                                                           2
                                                  --------------------

    Total expenses                                                105
    Less expenses waived by investment adviser                    (19)
                                                  --------------------

    Net expenses                                                   86
                                                  --------------------

NET INVESTMENT INCOME                                             961
                                                  --------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain from investments                              -
    Unrealized appreciation of investments                          -
                                                  --------------------
NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS                                                     -
                                                  --------------------
NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                                            $  961
                                                  ====================



The Notes to Financial Statements are an integral part of these statements.



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________________________________________________________________________________
CIGNA VARIABLE PRODUCTS MONEY MARKET FUND                                      4



STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                         (UNAUDITED)
                                                          SIX MONTHS
                                                            ENDED          YEAR ENDED
                                                           JUNE 30,        DECEMBER 31,
                                                             2000             1999
                                                         -------------     -----------
OPERATIONS:
Net investment income                                         $   961         $ 1,483
Net realized gain from investments                                  -               -
                                                         -------------     -----------
Net increase in net assets from operations                        961           1,483
                                                         -------------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                       (961)         (1,483)
From net realized capital gains                                     -               -
                                                         -------------     -----------
Total distributions to shareholders                              (961)         (1,483)
                                                         -------------     -----------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                              88,664          49,605
Value of distributions reinvested                                 950           1,482
                                                         -------------     -----------
                                                               89,614          51,087
Cost of shares redeemed                                       (89,710)        (48,354)
                                                         -------------     -----------
Net increase (decrease) from fund share transactions              (96)          2,733
                                                         -------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS                             (96)          2,733

NET ASSETS:
Beginning of period                                            31,345          28,612
                                                         -------------     -----------
End of period                                                $ 31,249         $31,345
                                                         =============     ===========

TRANSACTIONS IN CAPITAL STOCK

Shares sold                                                    88,664          49,605
Shares issued in reinvestment of
    dividends and distributions                                   950           1,482
                                                         -------------     -----------
                                                               89,614          51,087
Shares redeemed                                               (89,710)        (48,354)
                                                         -------------     -----------

Net increase (decrease) in shares outstanding                     (96)          2,733
                                                         =============     ===========



The Notes to Financial Statements are an integral part of these statements.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS MONEY MARKET FUND NOTES TO FINANCIAL STATEMENTS        5
(UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES. CIGNA Variable Products Money Market Fund (the "Fund") is a separate series of CIGNA Variable Products Group, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in short-term money market instruments. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATION - The Fund's investments are valued at amortized cost, which the Board of Trustees has determined constitutes fair value and which at June 30, 2000 approximated cost for federal income tax purposes.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income, which includes amortization of premium and accretion of discount, is recorded on the accrual basis. Securities gains and losses are recognized on the specific cost identification basis.

C. FEDERAL TAXES - For federal income tax purposes, the Fund is taxed as a separate entity. Its policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no federal income or excise taxes on realized income or net capital gains have been accrued.

D. DIVIDENDS - Dividends from net investment income and net realized gains are declared and reinvested daily. Dividends and distributions are recorded by the Fund on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. To the extent that such differences are permanent, a reclassification to paid in capital may be required.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Investment advisory fees are paid or accrued to TimesSquare Capital Management, Inc. ("TimesSquare"), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.35% applied to the average daily net assets of the Fund. TimesSquare has voluntarily agreed to reimburse the Fund for any amount by which its expenses (including the advisory fee but excluding interest, taxes, transaction costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed 0.50% of average daily net assets until April 30, 2001 and thereafter to the extent described in the Fund's then current prospectus.

For administrative services, the Fund reimburses TimesSquare for a portion of the compensation and related expenses of the Trust's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the six months ending June 30, 2000, the Fund paid or accrued $10,877.

TimesSquare is an indirect, wholly-owned subsidiary of CIGNA Corporation.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS MONEY MARKET FUND NOTES TO FINANCIAL STATEMENTS        6
(UNAUDITED)(CONTINUED)


3. TRUSTEES' FEES. Trustees' fees represent remuneration paid or accrued to Trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer all or a portion of their fees which are invested in mutual fund shares in accordance with a deferred compensation plan.

4.  CAPITAL STOCK.   The Fund is a separate series of the Trust which offers an unlimited number of shares of beneficial interest, without par value. Connecticut General Life Insurance Company, an indirect, wholly-owned subsidiary of CIGNA Corporation, is the sole shareholder of the Fund.

5. FINANCIAL HIGHLIGHTS. The following selected per share data, ratios and supplemental data is computed on the basis of a share outstanding throughout the period:


                                       (UNAUDITED)
                                       SIX MONTHS
                                         ENDED           YEARS ENDED DECEMBER 31         MARCH 1, 1996* TO
                                         JUNE 30,        -----------------------,           DECEMBER 31,
                                          2000           1999        1998         1997         1996
                                          ----           ----        ----         ----         ----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD      $ 1.00       $ 1.00       $ 1.00      $ 1.00       $ 1.00
                                        ---------    ---------    ---------   ---------     ----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                   0.03         0.05         0.05        0.05         0.04
Net realized and unrealized gain on
  securities                                -            -            -           -            -
                                        ---------    ---------    ---------   ---------     ----------
TOTAL FROM INVESTMENT OPERATIONS            0.03         0.05         0.05        0.05         0.04
                                        ---------    ---------    ---------   ---------     ----------

LESS DISTRIBUTIONS:
Dividends from net investment income       (0.03)       (0.05)       (0.05)      (0.05)       (0.04)
Distributions from capital gains            -            -            -           -              -
                                        ---------    ---------    ---------   ---------     ----------
TOTAL DISTRIBUTIONS                        (0.03)       (0.05)       (0.05)      (0.05)       (0.04)
                                        ---------    ---------    ---------   ---------     ----------

NET ASSET VALUE, END OF PERIOD            $ 1.00       $ 1.00       $ 1.00      $ 1.00       $ 1.00
                                        =========    =========    =========   =========     ==========

TOTAL RETURN (B)                            2.83% (c)    4.83%        5.14%       5.19%        4.18% (c)
RATIOS TO AVERAGE NET ASSETS:
Net expenses                                0.50% (d)    0.50%        0.50%       0.50%        0.58% (d)
Net investment income                       5.73% (d)    4.72%        4.98%       5.07%        4.92% (d)
Fees and expenses waived by the Adviser     0.12% (d)    0.14%        0.23%       0.61%        1.03% (d)
Net assets, end of period (000 omitted)  $31,249     $ 31,345     $ 28,612    $ 14,540      $ 6,003


(a) Per share data was calculated using average shares outstanding during the period.
(b) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(c) Not annualized.
(d) Annualized.
 *  Commencement of operations.



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________________________________________________________________________________
CIGNA VARIABLE PRODUCTS MONEY MARKET FUND                                      7


_____________________________________________________________________________________________________________________

TRUSTEES                                                                              OFFICERS
                                           Thomas C. Jones
Hugh R. Beath                              PRESIDENT, CIGNA RETIREMENT & INVESTMENT
ADVISORY DIRECTOR                          SERVICES AND CHAIRMAN OF THE BOARD,        Richard H. Forde
ADMEDIA CORPORATE ADVISORS, INC.           TIMESSQUARE CAPITAL MANAGEMENT, INC.       PRESIDENT

                                           Paul J. McDonald
Russell H. Jones                           SPECIAL ADVISOR TO THE BOARD OF
VICE PRESIDENT AND TREASURER               DIRECTORS,                                 Alfred A. Bingham III
KAMAN CORPORATION                          FRIENDLY ICE CREAM CORPORATION             VICE PRESIDENT AND TREASURER

                                                                                      Jeffrey S. Winer
                                                                                      VICE PRESIDENT AND SECRETARY
_____________________________________________________________________________________________________________________

CIGNA Variable Products Money Market Fund is an open-end, diversified management investment company that invests in short-term money market instruments. The investment adviser is TimesSquare Capital Management, Inc., 900 Cottage Grove Road, Hartford, Connecticut 06152.